Earnings/(loss) per share	12 Months Ended
Dec. 31, 2022
Earnings per share [abstract]
Earnings/(loss) per share	Earnings per share
Basic earnings per share

	Year ended December 31, 2022	Year ended December 31, 2021	Year ended December 31, 2020
Profit for the year attributable to equity owners of the parent (€m)	249.8	181.0	225.2
Weighted average Ordinary Shares and Founder Preferred Shares	174,279,621	178,070,770	194,019,070
Basic earnings per share (€’s)	1.43	1.02	1.16
For the year ended December 31, 2022, basic earnings per share is calculated by dividing the profit attributable to the shareholders of the Company of €249.8 million (year ended December 31, 2021: €181.0 million, year ended December 31, 2020: €225.2 million) by the weighted average number of Ordinary Shares of 172,779,621 (December 31, 2021: 176,570,770, year ended December 31, 2020: 192,519,070) and Founder Preferred Shares of 1,500,000 (December 31, 2021: 1,500,000, year ended December 31, 2020: 1,500,000).
Diluted earnings per share

	Year ended December 31, 2022	Year ended December 31, 2021	Year ended December 31, 2020
Profit for the year attributable to equity owners of the parent (€m)	249.8	181.0	225.2
Weighted average Ordinary Shares and Founder Preferred Shares	174,279,621	178,070,770	197,894,106
Diluted earnings per share (€’s)	1.43	1.02	1.14
For the year ended December 31, 2022, the number of shares in the diluted earnings per share calculation include nil shares for the dilutive impact of the Ordinary shares to settle the Founder Preferred Shares Annual Dividend for the year ended December 31, 2022, as no shares were due to be issued. Refer to Notes 27 and 38 for further details.